SIGNIFICANT ACCOUNTING AND REPORTING POLICIES	12 Months Ended
Mar. 31, 2012
SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

3. SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

(a) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, and all of its majority owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation. Makita did not have any consolidated variable interest entities for any of the periods presented herein.

(b) Foreign Currency Translation and Transactions

Overseas subsidiaries’ assets and liabilities denominated in their local foreign currencies are translated at the exchange rate in effect at each fiscal year-end and income and expenses are translated at the average rates of exchange prevailing during each fiscal year. The local currencies of the overseas subsidiaries are regarded as their functional currencies. The resulting currency translation adjustments are included in accumulated other comprehensive income (loss).

Gains and losses resulting from all foreign currency transactions, including foreign exchange contracts, and re-measurement of receivables and payables denominated in foreign currencies are included in other income (expenses).

(c) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and time deposits with original maturities of three months or less.

(d) Short-term Investments and Investments

Makita classifies investments in debt and marketable equity securities as available-for-sale or held-to-maturity securities. Makita does not hold any marketable or investment securities that are bought and held primarily for the purpose of sale in the near term.

Except for non-marketable equity securities, available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded as a separate component of accumulated other comprehensive income (loss), net of applicable income taxes. Non-marketable equity securities are carried at cost and reviewed periodically for impairment. Held-to-maturity securities are reported at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

A decline in fair value of any equity securities below the carrying amount that is deemed to be other-than-temporary results in a write-down of the carrying amount to the fair value as a new cost basis and the amount of the write-down is included in earnings.

For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, impairments in their entirely are recognized in earnings.

Available-for-sale securities are periodically reviewed for other-than-temporary declines on criteria that include the length and magnitude of decline, the financial condition and prospects of the issuer, Makita’s intent and ability to retain the investment for a period of time to allow for recovery in market value and other relevant factors.

Held-to-maturity securities are periodically evaluated for possible impairment by taking into consideration the financial condition, business prospects and credit worthiness of the issuer.

Makita classifies investments, which are available for current operations, in current assets. The other investments are classified as investments as a part of non-current investments and other assets in the consolidated balance sheets.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive income (loss) into earnings is determined by the average cost method.

(e) Allowance for Doubtful Receivables

Allowance for doubtful receivables represents the Makita’s best estimate of the amount of probable credit losses in its existing receivables. The allowance is determined based on, but is not limited to, historical collection experience adjusted for the effects of the current economic environment, assessment of inherent risks, aging and financial performance. Account balances are charged off against the allowance after all means of collection have been exhausted and the potentiality for recovery is considered remote.

(f) Inventories

Inventory costs include raw materials, labor and manufacturing overheads. Inventories are valued at the lower of cost or market price, with cost determined principally based on the average cost method. Makita estimates the obsolescence of inventory based on the difference between the cost of inventory and its estimated market value reflecting certain assumptions about anticipated future demand. The carrying amount of inventory is then reduced to account for such obsolescence. Once inventory items are written-down or written-off, such items are not written-up subsequently. All existing and anticipated modifications to product models are evaluated against on-hand inventories, and are adjusted for potential obsolescence.

(g) Property, Plant and Equipment and Depreciation and Amortization

Property, plant and equipment is stated at cost. For the Company, depreciation is computed principally by using the declining-balance method over the estimated useful lives. Most of the subsidiaries have adopted the straight-line method for computing depreciation. The depreciation period generally ranges from 10 years to 60 years for buildings and improvements and from 3 years to 20 years for machinery and equipment. The cost and accumulated depreciation and amortization applicable to assets retired are removed from the accounts and any resulting gain or loss is recognized. Betterments, renewals and repairs that extend the life of the assets are capitalized. Other maintenance and repair costs are expensed as incurred.

Depreciation and amortization expense for the years ended March 31, 2010, 2011 and 2012 amounted to ¥ 7,756 million, ¥ 6,910 million and ¥ 6,534 million ($79,683 thousand), respectively, which included amortization of capitalized lease equipment.

Certain leased buildings, improvements, machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2011 and 2012, was as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Aggregate cost	¥238	¥188	$2,293
Accumulated amortization	187	159	1,939

(h) Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairments exists for the reporting unit and the management must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in the same manner to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill. Makita determines the fair value of its reporting units using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Makita performs its annual impairment review of goodwill every December 31, and when a triggering event occurs between annual impairment dates.

(i) Environmental Liabilities

Liabilities for environmental remediation and other environmental costs, if any, are accrued when environmental assessments or remedial efforts are probable to be required and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values unless the amount and timing of such payments are determinable.

(j) Research and Development Costs and Advertising Costs

Research and development costs, which are included in Selling, general, administrative and others, net in the consolidated statements of income, are expensed as incurred.

Advertising costs are also expensed as incurred.

(k) Shipping and Handling Costs

Shipping and handling costs, which mainly include transportation to customers, are included in Selling, general, administrative and others, net in the consolidated statements of income.

(l) Income Taxes

Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years the temporary differences and carryforwards are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or laws is recognized in income in the period that includes the enactment date.

Makita recognizes in its consolidated financial statements the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Makita classifies penalties and interest related to unrecognized tax benefits, if any, in provision for income taxes.

(m) Product Warranties

A liability for the estimated product warranty related cost is established at the time revenue is recognized and is included in other liabilities and cost of sales. Estimates for accrued product warranty costs are primarily based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

(n) Pension Plans

Changes in the amount of either the projected benefit obligation or plan assets resulting from actual results different from that assumed and from changes in assumptions can result in gains and losses to be recognized in the consolidated financial statements in the future periods. Amortization of an unrecognized net gain or loss is included as a component of the net periodic benefit plan cost for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets. In such cases, the amount of amortization recognized is the excess divided by the average remaining service period of active employees expected to receive benefits under the plan.

Each overfunded plan is recognized as an asset and each underfunded plan is recognized as a liability. Subsequent changes in the funded status are recognized as a component of accumulated other comprehensive income (loss).

(o) Earnings per Share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average common shares outstanding during each year.

(p) Impairment of Long-lived Assets

Long-lived assets, such as property, plant and equipment, and certain intangible assets subject to amortization, are reviewed for impairment whenever events or charges in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to its estimated undiscounted future cash flow. Any acquired intangible asset determined to have an indefinite useful life is not amortized, but instead is tested for impairment based on its fair value until its life would be determined to be no longer indefinite. An impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. The fair value is determined by the projected discounted cash flows or other valuation techniques as appropriate. Assets to be disposed of, if any, are separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

(q) Derivative Financial Instruments

Makita recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and on the type of hedging relationship.

Makita employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options and currency swap agreements to manage its exposure to fluctuations in foreign currency exchange rates. Makita does not use derivatives for speculation or trading purpose. Changes in the fair value of derivatives are recorded each period in current earnings depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in earnings.

(r) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Makita has identified the following areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are accounting for sales incentives, volume-based rebates and cooperative advertising, determination of an allowance for doubtful receivables, impairment of long-lived assets, realizability of deferred income tax assets, the determination of unrealized losses on securities for which the decline in market value is considered to be other than temporary, the actuarial assumptions on retirement and termination benefit plans and valuation of inventories.

(s) Revenue Recognition

Makita recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services are rendered, the sales price is fixed or determinable and collectibility is reasonably assured.

Makita offers sales incentives to qualifying customers through various incentive programs. Sales incentives primarily involve volume-based rebates, cooperative advertising and cash discounts, and are accounted for in accordance with ASC 605-50 “Customer’s Payments and Incentives.”

Volume-based rebates are provided to customers only if customers attain a pre-determined cumulative level of revenue transactions within a specified period of one year or less. Liabilities for volume-based rebates are recognized with a corresponding reduction of revenue for the expected sales incentive at the time the related revenue is recognized, and are based on the estimation of sales volume reflecting the historical performance of individual customers.

Cooperative advertising programs are provided to certain customers as a contribution to or as sponsored funds for advertisements.

Under cooperative advertising programs, Makita does not receive an identifiable benefit sufficiently separable from its customers. Accordingly, cooperative advertisings are also recognized as a reduction of revenue at the time the related revenue is recognized based on Makita’s ability to reliably estimate such future advertising to be taken.

Cash discounts are provided as a certain percentage of the invoice price as predetermined by spot contracts or based on contractually agreed upon amounts with customers. Cash discounts are recognized as a reduction of revenue at the time the related revenue is recognized based on Makita’s ability to reliably estimate such future discounts to be taken. Estimates of expected cash discounts are evaluated and adjusted periodically based on actual sales transactions and historical trend.

When repairs are made and charged to customers, the revenue from this source is recognized when the repairs have been completed and the item is shipped to the customer.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

(t) New Accounting Standards Adopted

Effective January 1, 2012, Makita adopted the provisions of ASU2011-04 (Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs). This amendment is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRSs. Consequently, this Amendment changes some fair value measurement principles and enhances the disclosure requirements. The adoption of ASU2011-04 did not have a material impact on our consolidated results of operation and financial conditions.

(u) New Accounting Standards Not yet Adopted

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public companies. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05.

The updated guidance will result in a change in the presentation of Makita’s consolidated financial statements beginning in the first quarter of FY 2013. Management has not yet decided which method of presentation will be used when Makita adopts this ASU.